Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 123,251	$ 161,305
Term deposits	0	17,307
Accounts receivable	13,557	6,649
Inventory	6,482	5,156
Prepaids and other current assets	4,757	5,838
Total current assets	148,047	196,255
Non-current assets
Property and equipment	7,469	7,129
Intangible assets	27,185	19,963
Right-of-use assets	15,635	14,268
Deferred tax assets	1,720	1,940
Other non-current assets	6,100	4,283
Total non-current assets	58,109	47,583
Total assets	206,156	243,838
Current liabilities
Accounts payable	5,391	6,181
Accrued expenses	17,808	14,505
Deferred contract revenue	9,494	3,434
Current portion of lease liabilities	2,928	2,690
Total current liabilities	35,621	26,810
Non-current liabilities
Lease liabilities, net of current portion	15,673	14,053
Defined benefit pension liabilities	3,086	2,675
Other non-current liabilities	334	170
Total non-current liabilities	19,093	16,898
Total liabilities	54,714	43,708
Equity
Share capital	4,048	3,464
Share premium	471,846	471,623
Treasury shares	(646)	(117)
Other reserves	53,978	23,963
Accumulated deficit	(377,784)	(298,803)
Total equity	151,442	200,130
Total liabilities and equity	$ 206,156	$ 243,838